LONG TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LONG TERM DEBT
Summary of long-term debt

	2021	2020
Various vehicle notes payable with Mercedes-Benz Financial Services with monthly principal and interest payments ranging from $607 to $996 and maturing August 2024 through November 2025. Interest rates ranging from 3.99% to 5.75%. Secured by the related vehicles.	$237,200	$257,023
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $2,961 at an interest rate of 5.71%, matured in March 2021. Secured by the related equipment.	—	6,286
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $818 at an interest rate of 7.88%, matured in February 2021. Secured by the related equipment.	—	2,037
Asset purchase agreement holdback payable in equal principal installments over three years from closing, zero interest, final payment August 2022. Unsecured.	670,087	670,087
Asset purchase agreement holdback. Balloon payment due July 2023. 5% interest per annum. Unsecured. (see Note 5)	422,404	422,404
Term loan payable due to White Oak Healthcare Finance with variable interest and principal amortization, maturing with a balloon payment in August 2024. Interest includes a base rate of the greater of 2.25% or LIBOR plus an applicable margin between 5% and 6% depending on consolidated leverage ratio. (see below) Security interest granted on all assets of the borrowing entities	24,031,102	24,184,227
Payroll Protection Plan loan from Chase Bank. Maturity date April 2022 with annual interest rate of 0.98% Unsecured.	2,164,145	2,164,145
Less: Unamortized Debt Issuance Costs	(342,331)	(376,900)
Total Long-Term Debt	27,182,607	27,329,309
Less: Current Maturities	(992,174)	(1,004,703)
Long-Term Debt, Less Current Maturities	$26,190,433	$26,324,606

	2020	2019
Various vehicle notes payable with Mercedes-Benz Financial Services with monthly principal and interest payments ranging from $607 to $996 and maturing August 2024 through November 2025. Interest rates ranging from 3.99% to 5.75%. Secured by the related vehicles	$257,023	$310,479
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $2,961 at an interest rate of 5.71%, maturing in March 2021. Secured by the related equipment	6,286	43,021
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $1,082 at an interest rate of 5.82%, matured in July 2020. Secured by the related equipment	—	5,661
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $818 at an interest rate of 7.88%, maturing in February 2021. Secured by the related equipment	2,037	11,316
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $844 at an interest rate of 7.74%, matured in July 2020. Secured by the related equipment	—	4,541
Asset purchase agreement holdback payable in equal principal installments over three years from closing, zero interest, final payment August 2022. Unsecured. (See Note 5)	670,087	1,000,000
Asset purchase agreement holdback. Balloon payment due July 2023. 5% interest per annum. Unsecured. (see Note 5)	422,404	—
Term loan payable due to White Oak Healthcare Finance with variable interest and principal amortization, maturing with a balloon payment in August 2024. Interest includes a base rate of the greater of 2.25% or LIBOR plus an applicable margin between 5% and 6% depending on consolidated leverage ratio. (see below) Security interest granted on all assets of the borrowing entities	24,184,227	16,000,000
Payroll Protection Plan loan from Chase Bank. Maturity date April 2022 with annual interest rate of 0.98% Unsecured	2,164,145	—
Less: Unamortized Debt Issuance Costs	(376,900)	(622,256)
Total Long-Term Debt	27,329,309	16,752,762
Less: Current Maturities	(1,004,703)	(705,054)
Long-Term Debt, Less Current Maturities	26,324,606	16,047,708

Summary of future maturities of long-term debt

Amount
Remainder of 2021	$829,211
2022	3,143,563
2023	1,056,997
2024	22,488,676
2025	6,492
Total	$27,524,939

Year ending December 31,	Amount
2021	$1,004,703
2022	3,147,262
2023	1,056,997
2024	22,490,755
2025	6,492
Total	$27,706,209